Intangible assets, net (Details) - Schedule of Intangible Assets - USD ($)	May 31, 2023	May 31, 2022
Finite-Lived Intangible Assets [Line Items]
Software	$ 92,776	$ 98,580
Less: accumulated amortization	(39,969)	(22,753)
Intangible assets, net	52,807
Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 52,807	$ 75,827